STOCKHOLDERS' DEFICIENCY (Common Stock Issued to Consultants for Services) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, value			$ 338,900
2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares	40,000		790,972
Common stock issued for services, value	$ 14,800		$ 294,100
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares			909,920
Common stock issued for services, value			$ 910
Common Stock [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares		78,948
Common stock issued for services, value		$ 30,000